10. CURRENT AND DEFERRED INCOME TAXES (Details Narrative) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Domestic tax authority [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Tax loss carry forwards	R$ 38,099,633
Deferred tax assets, tax loss carry forwards	12,953,875
Foreign tax authority [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Tax loss carry forwards	14,432,380
Deferred tax assets, tax loss carry forwards	R$ 3,608,095